JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust U.S. Equity Portfolio

(All Share Classes)

Supplement dated July 21, 2016 to the

Prospectuses dated May 1, 2016, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Insurance Trust U.S. Equity Portfolio (the “Portfolio”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Susan Bao	2004	Managing Director
Thomas Luddy	2006	Managing Director
David Small	2016	Managing Director

In addition, the first paragraph in the section titled “The Portfolio’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

The portfolio managers primarily responsible for daily management of the Portfolio are Susan Bao, Managing Director of JPMIM; Thomas Luddy, Managing Director of JPMIM; and David Small, Managing Director of JPMIM, each of whom has day to day management responsibility for a portion of the Portfolio. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Mr. Small, an employee since 2005 and a portfolio manager since 2016, was the Associate Director of U.S. Equity Research from July 2015 to July 2016 and is currently the Head of U.S. Equity Research. In addition, Mr. Small previously was the insurance analyst on the Fundamental Research Team from 2008 to 2016. Each of the portfolio managers, except Mr. Small, is a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-JPMITUSE-716

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust U.S. Equity Portfolio

(All Share Classes)

Supplement dated July 21, 2016

to the Statement of Additional Information

dated May 1, 2016 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Insurance Trust U.S. Equity Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of December 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity Portfolio
Susan Bao	8	$15,238,852	5	$2,288,322	30	$13,168,699
Thomas Luddy	8	23,248,688	7	9,424,269	19	3,339,163
David Small*	0	0	0	0	0	0

*	As of June 30, 2016

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity Portfolio
Susan Bao	0	$0	3	$10,334,536	5	$3,511,829
Thomas Luddy	0	0	1	3,478,638	5	3,511,829
David Small*	0	0	0	0	0	0

*	As of June 30, 2016

Portfolio Managers’ Ownership of Securities

The following table indicates for each Portfolio the dollar range of securities of each Portfolio beneficially owned by each portfolio manager, as of December 31, 2015:

Dollar Range of Securities in the Portfolio
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Equity Portfolio
Susan Bao	X
Thomas Luddy	X
David Small*	X

*	As of June 30, 2016

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-JPMITUSE-716